Condensed Consolidated Balance Sheets (Unaudited) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Mar. 31, 2018
Assets
Cash and cash equivalents	¥ 1,140,901	¥ 1,321,241
Restricted Cash	113,872	83,876
Investment in Direct Financing Leases	1,178,913	1,194,888
Installment Loans The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2018 ¥17,260 million September 30, 2018 ¥31,196 million	3,079,787	2,823,769
Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses	(55,840)	(54,672)
Investment in Operating Leases	1,380,494	1,344,926
Investment in Securities The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2018 ¥37,631 million September 30, 2018 ¥23,960 million	1,869,854	1,729,455
Property under Facility Operations	451,017	434,786
Investment in Affiliates	592,822	591,363
Trade Notes, Accounts and Other Receivable	275,520	294,773
Inventories	131,375	111,001
Office Facilities	112,446	112,962
Other Assets	1,507,383	1,437,614
Total Assets	11,778,544	11,425,982
Liabilities:
Short-term debt	324,464	306,754
Deposits	1,857,879	1,757,462
Trade Notes, Accounts and Other Payable	229,467	262,301
Policy Liabilities and Policy Account Balances The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2018 ¥444,010 million September 30, 2018 ¥405,705 million	1,522,746	1,511,246
Current and Deferred Income Taxes	404,878	366,947
Long-term Debt	3,861,037	3,826,504
Other Liabilities	640,461	588,474
Total Liabilities	8,840,932	8,619,688
Redeemable Noncontrolling Interests	7,713	7,420
Commitments and Contingent Liabilities
Equity:
Common Stock	221,111	220,961
Additional Paid-in Capital	267,033	267,291
Retained Earnings	2,427,424	2,315,283
Accumulated Other Comprehensive Income (Loss)	(35,696)	(45,566)
Treasury Stock, at Cost	(75,903)	(75,545)
ORIX Corporation Shareholders' Equity	2,803,969	2,682,424
Noncontrolling Interests	125,930	116,450
Total Equity	2,929,899	2,798,874
Total Liabilities and Equity	11,778,544	11,425,982
Variable Interest Entity, Primary Beneficiary
Assets
Cash and cash equivalents	4,903	4,553
Investment in Direct Financing Leases	29,989	43,942
Installment Loans (Net of Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses)	152,599	36,991
Investment in Operating Leases	92,880	124,998
Property under Facility Operations	152,865	108,115
Investment in Affiliates	52,227	52,450
Other Assets	85,219	74,645
Total Assets	570,682	445,694
Liabilities:
Trade Notes, Accounts and Other Payable	6,601	1,102
Long-term Debt	370,310	263,973
Other Liabilities	10,939	8,047
Total Liabilities	¥ 387,850	¥ 273,122